CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes
CONVERTIBLE NOTES

NOTE 7 CONVERTIBLE NOTES

The Company issued a $1,000,000, thirteen-month (13), unsecured, convertible note on December 11, 2020, which is due January 11, 2022. The convertible note bears interest at 10%, with a 5% original issue discount ($50,000), resulting in net proceeds of $950,000. The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date.

Additionally, the Company issued 3,125,000 five-year (5) warrants. The warrants had a fair value of $2,599,066, based upon using a black-scholes option pricing model with the following inputs:

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

The Company has determined that ASC 815 does not apply since the Company has unlimited authorized shares, which in turn satisfies the requirement of having sufficient authorized shares available to settle any potential instruments that may require physical net-share settlement.

Pursuant to ASC 470, the Company will record a beneficial conversion feature (“BCF”) based upon the relative fair value of the conversion feature within the convertible note and the related warrants. The BCF cannot exceed the face amount of the note, therefore, the discount for this note is $1,000,000, and was recorded on the commitment date. The discount is amortized to amortization of debt discount over the life of the underlying convertible note.

The Company also paid $86,000 as a debt issuance cost to a placement agent for services rendered. These costs are considered to be a component of the total debt discount.

On March 25, 2021, the Company entered into one year, unsecured, convertible note in the aggregate principal amount of $4,000,000 for which the first convertible debenture for $500,000, a one year, unsecured, convertible note on March 25, 2021, which is due March 25, 2022. The convertible note bears interest at 10%. The note contains a discount to market feature, whereby, the lender can purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date. The second convertible debenture of $500,000 was issued on April 6, 2021 and the third convertible debenture of $3,000,000 was issued on April 22, 2021.

Additionally, the Company issued 8,000,000 five-year (5) warrants. The warrants had a fair value of $3,359,716, based upon using a black-scholes option pricing model with the following inputs:

Stock Price	$0.15
Exercise price	$0.25
Expected term (in years)	5
Expected volatility	100.76%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.07%

The Company has determined that ASC 815 does not apply since the Company has unlimited authorized shares, which in turn satisfies the requirement of having sufficient authorized shares available to settle any potential instruments that may require physical net-share settlement.

Pursuant to ASC 470, the Company will record a beneficial conversion feature (“BCF”) based upon the relative fair value of the conversion feature within the convertible note and the related warrants. The BCF cannot exceed the face amount of the note, therefore, the discount for this note is $3,000,000, and was recorded on the commitment date. The discount is amortized to amortization of debt discount over the life of the underlying convertible note.

The Company also paid $330,000 as a debt issuance cost to a placement agent for services rendered. These costs are a component of the total debt discount.

On April 23, 2021, the Company issued 836,574 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture and $1,644 of accrued interest (See Note 9).

On April 26, 2021, the Company issued 2,063,391 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $3,178 of accrued interest (See Note 9).

On April 30, 2021, the Company issued 2,058,686 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $3,630 of accrued interest. The shares had a fair value of $338,654 (See Note 9).

On June 7, 2021, the Company issued 2,431,506 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $25,644 of accrued interest (See Note 9).

On June 23, 2021, the Company issued 2,422,195 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $10,247 of accrued interest (See Note 9).

The following represents a summary of the Company’s convertible debt at June 30, 2021:

Convertible Note Payable

	Amounts	In-Default
Balance – December 31, 2020	50,505	-
Proceeds – net	4,000,000	-
Debt discount recorded	(5,000,000)	-
Amortization of debt discount	2,084,468	-
Balance – June 30, 2021	$1,134,973	$-

Accrued Interest Payable

	Amounts	In-Default
Balance – December 31, 2020	5,479	-
Interest Expense June 30, 2021	119,096	-
Interest conversion into common shares	(44,342)
Balance – June 30, 2021	$80,233	$-

NOTE 7 CONVERTIBLE NOTE

The Company issued a $1,000,000, thirteen-month (13), unsecured, convertible note on December 11, 2020, which is due January 11, 2022. The convertible note bears interest at 10%, with a 5% original issue discount ($50,000), resulting in net proceeds of $950,000. The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date.

Additionally, the Company issued 3,125,000 five-year (5) warrants. The warrants had a fair value of $2,599,066, based upon using a black-scholes option pricing model with the following inputs:

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

The Company has determined that ASC 815 does not apply since the Company has unlimited authorized shares, which in turn satisfies the requirement of having sufficient authorized shares available to settle any potential instruments that may require physical net-share settlement.

Pursuant to ASC 470, the Company will record a beneficial conversion feature (“BCF”) based upon the relative fair value of the conversion feature within the convertible note and the related warrants. The BCF cannot exceed the face amount of the note, therefore, the discount for this note is $1,000,000, and was recorded on the commitment date. The discount is amortized to amortization of debt discount over the life of the underlying convertible note.

The Company also paid $86,000 as a debt issuance cost to a placement agent for services rendered. These costs are considered to be a component of the total debt discount.

The following represents a summary of the Company’s convertible debt at December 31, 2020:

Convertible Note Payable

	Amounts	In-Default
Balance – December 31, 2019	-	-
Proceeds – net	950,000	-
Original issue discount	50,000	-
Debt discount recorded	(1,000,000)	-
Amortization of debt discount	50,505	-
Balance – December 31, 2020	$50,505	$-

Accrued Interest Payable

	Amounts	In-Default
Balance – December 31, 2019	-	-
Interest Expense 2020	5,479
Balance – December 31, 2020	$5,479	$-